Note 19 - Derivative Financial Instruments (Details) - Changes in Fair Value of Level 3 Measurements (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of warrants	$ 6,477
Closing balance – December 31, 2014	2,599
Other Comprehensive Income (Loss) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrants, included in Statement of Comprehensive (Loss)/Income	$ (3,878)